Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tactical Investment Series Trust
Entity Central Index Key	0001843263
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
TFA Tactical Income Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Tactical Income Fund
Class Name	Class I
Trading Symbol	TFAZX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Fund”) for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$212	2.11%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s +0.78% return for the year underperformed the +1.25% return of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Although, the Fund remains ahead of the index since inception.

What factors influenced performance during the past year?

The underperformance of the Fund versus its benchmark in 2024 can be attributed to the volatile and rotational nature of bond market sectors during the year, which produced whipsaw allocations. The bond market struggled during much of 2024 with the Fed’s anticipated path as well as ongoing elevated levels of inflation.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed? TFA Tactical Income Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	0.78%	(0.26)%	0.57%
Bloomberg Barclays U.S. Aggregate Bond Index	1.25%	(0.33)%	0.34%

(a)	The Fund commenced operation on June 10, 2019.

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 26,505,175
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 267,774
Investment Company, Portfolio Turnover	537.33%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$26,505,175
Number of Portfolio Holdings	25
Investment Advisory Fees Paid	$267,774
Portfolio Turnover Rate	537.33%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
SPDR Bloomberg High Yield Bond ETF	14.88
SPDR Bloomberg Convertible Securities ETF	12.69
ProShares High Yield-Interest Rate Hedged ETF	10.64
FolioBeyond Alternative Income and Interest Rate Hedge ETF	7.47
ProShares UltraShort 20+ Year Treasury	5.04
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	4.91
iShares Core U.S. Aggregate Bond ETF	3.73
Invesco Senior Loan ETF	3.67
SPDR Bloomberg Short Term High Yield Bond ETF	3.59
Virtus Private Credit Strategy ETF	3.52

Material Fund Change [Text Block]

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

Tactical Growth Allocation Fund (Class I)
Shareholder Report [Line Items]
Fund Name	Tactical Growth Allocation Fund
Class Name	Class I
Trading Symbol	TFAFX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Fund”) for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$232	2.11%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s +20.19% return for the year overperformed the +4.44% return of the Wilshire Liquid Alternatives IndexSM as well as the +10.66% return of the Morningstar Moderately Aggressive Target Risk Total Return USD Index.

What factors influenced performance during the past year?

The primary reason for the overperformance versus the benchmarks was the Fund’s allocation to U.S. equities and more specifically, large-capitalization indices. The stock market (S&P 500) enjoyed a strong finish to calendar year 2024 on the back of expectations for pro-growth policies, an economy on solid footing, and the Fed continuing to cut interest rates. The S&P 500 Total Return Index returned +25.02% for the calendar year. This marked the second consecutive year the blue-chip index logged a return greater than 20%, which is something that hadn’t happened since the late-1990s.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed? Tactical Growth Allocation Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	20.19%	6.45%	6.51%
Wilshire Liquid Alternative IndexSM	4.44%	2.49%	2.74%
Morningstar Mod Agg Target Risk TR USD Index	10.66%	7.02%	8.06%

Tactical Growth Allocation Fund Tailored Shareholder Report

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 35,545,664
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 321,194
Investment Company, Portfolio Turnover	288.55%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$35,545,664
Number of Portfolio Holdings	82
Investment Advisory Fees Paid	$321,194
Portfolio Turnover Rate	288.55%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
HCM Defender 100 Index ETF	7.63
Direxion HCM Tactical Enhanced U.S. ETF	6.98
HCM Defender 500 Index ETF	6.78
Invesco QQQ Trust Series 1	6.62
Vanguard Total Stock Market ETF	5.71
Invesco S&P 500 Equal Weight ETF	5.13
First American Treasury Obligations Fund	4.71
SPDR Bloomberg 1-3 Month T-Bill ETF	4.39
ProShares Ultra QQQ	4.11
ProShares Ultra S&P 500	4.06

Material Fund Change [Text Block]

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund changed its primary benchmark from the Wilshire Liquid Alternative Index SM to the Morningstar Moderately Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.

TFA Quantitative Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Quantitative Fund
Class Name	Class I
Trading Symbol	TFAQX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the TFA Quantitative Fund (the “Fund”) for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$232	2.09%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s +22.12% return for 2024 overperformed the +12.50% return of the Morningstar Aggressive Target Risk Total Return USD Index and the +4.44% return of the Wilshire Liquid Alternatives IndexSM while slightly underperforming the +25.02% return of the S&P 500® Total Return Index.

What factors influenced performance during the past year?

The primary reason for the outperformance versus the Morningstar Aggressive Target Risk Total Return USD Index and the Wilshire Liquid Alternatives IndexSM was the Fund’s overweight exposure to the NASDAQ 100 Index and the large-capitalization technology sector. The primary reason for the underperformance versus the S&P 500® Total Return Index was the fact that the fund was whipsawed by modest pullbacks in the market during the year. The stock market (S&P 500) enjoyed a strong finish to calendar year 2024 on the back of expectations for pro-growth policies, an economy on solid footing, and the Fed continuing to cut interest rates. This marked the second consecutive year the blue-chip index logged a return greater than 20%, which is something that hadn’t happened since the late-1990s. The NASDAQ Composite was the best performing major index, benefiting from its focus on large-capitalization technology and artificial intelligence stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed? TFA Quantitative Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA Quantitative Fund Class I	22.12%	8.82%
S&P 500® Total Return Index	25.02%	17.86%
Wilshire Liquid Alternative IndexSM	4.44%	3.99%
Morningstar Agg Target Risk TR USD Index	12.50%	12.71%

(a)	The Fund commenced operation on May 18, 2020.

Performance Inception Date	May 18, 2020
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 58,527,291
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 708,135
Investment Company, Portfolio Turnover	316.03%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$58,527,291
Number of Portfolio Holdings	33
Investment Advisory Fees Paid	$708,135
Portfolio Turnover Rate	316.03%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	10.99
ProShares Ultra QQQ	9.88
Invesco QQQ Trust Series 1	7.54
HCM Defender 500 Index ETF	7.19
Direxion HCM Tactical Enhanced U.S. ETF	7.14
HCM Defender 100 Index ETF	7.11
iShares U.S. Technology ETF	6.55
Vanguard Total Stock Market ETF	6.44
ProShares Ultra S&P 500	6.26
Invesco S&P 500 Equal Weight ETF	6.26

Material Fund Change [Text Block]

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund replaced both of its benchmarks, the Wilshire Liquid Alternative IndexSM and the S&P 500® Total Return Index, with the Morningstar Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.

TFA AlphaGen Growth Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA AlphaGen Growth Fund
Class Name	Class I
Trading Symbol	TFAGX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “Fund”) for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$231	2.11%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s +19.23% return for the year ended December 31, 2024, outperformed the +10.73% return for the benchmark S&P Target Risk Growth Index and the +12.50% return of the Morningstar Aggressive Target Risk Total Return USD Index, while the Fund underperformed the +25.02% return of the S&P 500® Index.

What factors influenced performance during the past year?

The outperformance of both the S&P Target Risk Growth Index and Morningstar Aggressive Target Risk Total Return USD Index can be attributed primarily to the Fund’s focus on longer-term holding strategies, individual stock selection targeting Artificial Intelligence issues, and enhanced exposure to the US large-capitalization technology sector. The underperformance versus the S&P 500 Index® can be attributed to the Fund’s slightly defensive posture to begin the year.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed? TFA AlphaGen Growth Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	19.23%	3.74%
S&P 500® Total Return Index	25.02%	10.12%
S&P Target Risk Growth Total Return Index	10.73%	2.99%
Morningstar Agg Target Risk TR USD Index	12.50%	4.38%

(a)	The Fund commenced operation on August 23, 2021.

Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 42,868,428
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 481,453
Investment Company, Portfolio Turnover	431.58%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$42,868,428
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$481,453
Portfolio Turnover Rate	431.58%

Holdings [Text Block]	What did the Fund invest in? Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Vanguard Total Stock Market ETF	14.33
ProShares Ultra QQQ	11.97
Invesco S&P 500 Equal Weight ETF	9.44
ProShares Ultra S&P 500	9.15
SPDR Bloomberg 1-3 Month T-Bill ETF	4.93
iShares MSCI USA Min Vol Factor ETF	4.14
Financial Select Sector SPDR Fund	3.20
First American Treasury Obligations Fund	3.06
FT Vest Laddered Buffered ETF	2.97
Industrial Select Sector SPDR Fund	2.52

Material Fund Change [Text Block]

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024. Former independent trustee Mathew Brennan retired, effective December 31, 2024. The Board of Trustees appointed Vivek K. Sarin as a new independent trustee, effective January 1, 2025. The new independent trustees were also approved by shareholders at a Special Meeting of Shareholders of the Trust held on February 7, 2025.

During the year, the Fund changed its benchmark from the S&P Target Risk Growth Total Return Index to the Morningstar Aggressive Target Risk Total Return USD Index as it is more aligned with the Fund’s investment strategies, holdings and risk characteristics.